Share-Based Payments - Own SAP Plan (Details) - EUR (€) € / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2024
SHARE-BASED PAYMENTS
Weighted average share price		€ 197.14	€ 130.59
Own
SHARE-BASED PAYMENTS
Matching contribution to employee investment	100.00%			40.00%
Number of shares purchased	4.9	6.5	9.2
Weighted average share price	€ 196.9	€ 124.2
Non-executives | Own
SHARE-BASED PAYMENTS
Subsidy to purchase SAP shares	€ 20